Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions for the three and six months ended June 30, 2026 and 2025, or recorded balances as of June 30, 2026 and December 31, 2025.

Name	Relationship with the Company
Fuji Solar Co., Ltd. (“Fuji Solar”)	Controlled by the controlling shareholder of the Company
VSUN	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”)	Wholly owned by VSUN
VSun Solar USA Inc. (“VSun USA”)	Wholly owned by VSUN
VSun China Co., Ltd. (“VSun China”)	Wholly owned by VSUN
Vietnam Sunergy Wafer Co., Ltd. (“VSun Wafer”)	Wholly owned by VSUN

2) Transactions with related parties

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Sales and service revenue from related parties
VSUN	$3,878,586	$14,793,688	$21,307,444		$20,503,210
VSun USA (a)	14,771,925	(590,188)	29,039,759		1,257,254
VSun Bac Ninh	2,886,018	362,838	7,147,040		2,427,884
VSun China (a)	—	—	—		899,140
Total	$21,536,529	$14,566,338	$57,494,243		$25,087,488
Purchase of raw materials from related parties
VSun Bac Ninh	7,445,510	—	7,445,510		—
VSun China	—	39,806,985			39,806,985
VSun Wafer	—	3,770			3,770
Total	$7,445,510	$39,810,755	$7,445,510		$39,810,755
Purchase of machinery from a related party
VSun China	$—	$—	$2,638,953		$—
Total	$—	$—	$2,638,953		$—
Prepayments of raw materials to related parties
VSun China	$—	$6,289,920	$—		$6,289,920
VSun Wafer	—	107,720	—		183,685
Total	$—	$6,397,640	$—		$6,473,605
Borrowings from related parties
VSun USA (b)	$—	$—	$—		$12,000,000
Total	$—	$—	$—		$12,000,000
Repayment of borrowings to a related party
VSun USA (c)	$—	$—	$11,000,000		$—
Total	$—	$—	$11,000,000		$—
Accrual of interest expenses on borrowings from related parties
VSUN (b)	$241,623	$244,873	$482,067		$492,460
VSun USA (b)	—	163,440	275,322		288,586
Total	$241,623	$408,313	$757,389		$781,046
Repayment of interest expenses on borrowings from a related party
VSun USA (b)	$—	$—	$672,100	$
Total	$—	$—	$672,100	$

(a)	For the three months ended June 30, 2025, the negative revenue from VSUN USA was primarily due to return of sales commissions relating to sales of solar modules. With TOYO Texas manufactured solar modules in its plant in April 2025, the Company sold its own solar modules to customers. Accordingly, the Company did not sell solar modules for VSUN USA and refunded sales commission to VSUN USA. This is a one-off transaction with VSUN USA and has no material impact on the Company’s sales of solar module business.

(b)	For the six months ended June 30, 2025, the Company borrowed a loan of $12.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured through March 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the six months ended June 30, 2026, the Company repaid borrowings of $11,000,000 and interest expenses of $672,100 to VSUN USA, respectively.

For the three months ended June 30, 2026 and 2025, the Company accrued interest expenses of $nil and $163,440, respectively. For the six months ended June 30, 2026 and 2025, the Company accrued interest expenses of $275,322 and $288,586, respectively.

(c)	For the six months ended June 30, 2026 and 2025, the Company did not borrow loans from or repaid loans to VSUN. For the six months ended June 30, 2026 and 2025, the Company did not make payments of interest expenses to VSUN.

For the three months ended June 30, 2026 and 2025, the Company accrued interest expenses of $241,623 and $244,873 on the borrowings brought forward from the year 2024, respectively. For the six months ended June 30, 2026 and 2025, the Company accrued interest expenses of $482,067 and $492,460 on the borrowings brought forward from the year 2024, respectively.

3) Balances with related parties

Accounts receivable – related parties

Related party	Nature of balance	June 30, 2026	December 31, 2025
VSun USA	Sales to the related party	$—	$486,378
VSun China	Sales to the related party	—	8,317
Total		$—	$494,695

Prepayments — a related party

Related party	Nature of balance	June 30, 2026	December 31, 2025
VSUN	Prepayments for raw materials	—	72,264
Total		$—	$72,264

Accounts payable – related parties

Related party	Nature of balance	June 30, 2026	December 31, 2025
VSun Bac Ninh	Purchase of equipment	$2,647,058	$—
VSun Bac Ninh	Purchase of raw materials	421,637	—
VSun China	Purchase of raw materials	—	3,269,212
Total		$3,068,695	$3,269,212

Contract liabilities — related parties

Related party	Nature of balance	June 30, 2026	December 31, 2025
VSUN	Advance for solar cells	$45,020,048	$78,856,795
VSun Bac Ninh	Advance for solar cells	12,958,851	—
VSun USA	Advance for solar modules	6,736,870	1,491,508
Total		$64,715,769	$80,348,303

Due to related parties

Related party	Nature of balance	June 30, 2026	December 31, 2025
VSUN	Borrowings	$—	$48,530,388
VSUN	Interest payable	—	2,390,023
VSUN	Payment of other operating expenses on behalf of the Company	10,090	10,098
VSun USA	Borrowings	—	11,000,000
VSun USA	Interest payable	—	396,778
Others	Payment of other operating expenses on behalf of the Company	1,000	1,000
Total		$51,373,744	$62,328,287

Due to a related party, non-current

Related party	Nature of balance	June 30, 2026	December 31, 2025
VSUN	Borrowings	$48,493,498	$-
VSUN	Interest payable	2,869,156	-
Total		$51,362,654	$-

On June 18, 2026, the Company and VSUN entered into a loan extension agreement, pursuant to which VSUN agreed to extend the loan repayment date to June 17, 2028. Interest is payable with payment of principal. Accordingly, the Company reclassified the borrowing and interest payable due to VSUN to noncurrent liabilities.